Income Tax Disclosure: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Details
Non-capital losses carried forward	$ 344,000	$ 255,710
Deferred assets attributable to marketable securities	14,000	19,681
Deferred tax attributable to the Resource Pool	21,000	15,257
Deferred tax attributable to Asset Retirement Obligations	1,000	1,039
Total gross deferred income tax assets	378,000	289,609
Valuation allowance	378,000	289,609
Net deferred income tax asset	$ 0	$ 0